UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8014

Utilities Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Utilities Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%
Security	Shares	Value
Broadcasting and Cable — 2.9%
Idearc, Inc.	47,500	$1,678,175
Inmarsat PLC	1,400,000	11,265,382
Rogers Communications, Inc., Class B(1)	800,000	33,992,000
		$46,935,557
Chemicals — 0.0%
Arkema ADR(2)	1,249	$81,795
		$81,795
Construction & Engineering — 1.0%
Bouygues S.A.	200,000	$16,721,091
		$16,721,091
Diversified Telecommunication Services — 1.0%
TeliaSonera AB	2,200,000	$16,097,123
		$16,097,123
Electric Utilities — 38.8%
AES Corp.(2)	750,000	$16,410,000
Allegheny Energy, Inc.(2)	592,900	30,676,646
ALLETE, Inc.(1)	316,666	14,899,135
American Electric Power Co., Inc.	175,000	7,882,000
BKW FMB Energie AG	15,000	1,572,572
CEZ AS	450,000	23,107,456
CPFL Energia S.A. ADR(1)	100,000	6,073,000
Dominion Resources, Inc.	250,000	21,577,500
E. ON AG	200,000	33,509,592
E. ON AG ADR(1)	260,000	14,466,400
EDF Energies Nouvelles S. A.(1)	38,000	2,482,113
Edison International	750,000	42,090,000
Enel SPA(1)	2,144,410	23,000,865
Entergy Corp.	250,000	26,837,500
Exelon Corp.	300,000	21,780,000
FirstEnergy Corp.	500,000	32,365,000
Fortis, Inc.(3)	200,000	4,888,367
Fortum Oyj	350,000	10,913,149
FPL Group, Inc.	381,860	21,666,736
Iberdrola S.A.	650,000	36,215,855
Iberdrola S.A.	82,302	4,532,726
International Power PLC ADR(1)	50,000	4,308,615

Security	Shares	Value
Electric Utilities (continued)
ITC Holdings Corp.	250,584	$10,181,228
Mirant Corp.(2)	925,000	39,451,250
Northeast Utilities	200,000	5,672,000
NRG Energy, Inc.(2)	940,000	39,075,800
PG&E Corp.	575,000	26,047,500
PPL Corp.	600,000	28,074,000
Reliant Energy, Inc.(2)	10,481	282,463
RWE AG	245,000	26,092,429
Scottish and Southern Energy PLC	1,100,770	31,887,987
Scottish Power PLC(3)(4)	366,666	0
Sierra Pacific Resources(2)	200,000	3,512,000
TXU Corp.	325,000	21,872,500
		$633,404,384
Gas Utilities — 6.8%
AGL Resources, Inc.	200,000	$8,096,000
Enagas	1,150,000	28,341,509
Equitable Resources, Inc.	70,000	3,469,200
Gaz de France(1)	425,000	21,393,130
Spectra Energy Corp.	850,000	22,066,000
TransCanada Corp.	200,000	6,888,837
TransCanada Corp.(1)	600,000	20,646,000
		$110,900,676
Integrated Oil — 0.7%
Statoil ASA ADR	250,000	$7,752,500
Total SA ADR	50,000	4,049,000
		$11,801,500
Oil and Gas-Exploration and Production — 0.7%
Hess Corp.	70,000	$4,127,200
Southwestern Energy Co.(2)	100,000	4,450,000
Talisman Energy, Inc.	150,000	2,899,500
		$11,476,700
Oil and Gas-Refining and Marketing — 0.9%
Neste Oil Oyj(1)	380,000	$14,858,900
		$14,858,900
Telecommunications Services — 22.7%
AT&T, Inc.	1,728,750	$71,743,125
BCE, Inc.(1)	200,641	7,582,223
Bell Aliant Regional Communications Income Fund(2)(5)	27,941	823,444

See notes to financial statements

Utilities Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Telecommunications Services (continued)
BT Group PLC ADR	500,000	$33,290,000
Chunghwa Telecom Co., Ltd. ADR	351,400	6,627,404
Elisa Oyj(1)	775,000	21,080,731
Embarq Corp.	250,000	15,842,500
Hellenic Telecommunications Organization SA	225,000	6,958,709
Koninklijke (Royal) KPN NV	1,700,000	28,143,819
Qwest Communications International, Inc.(1)(2)	247,500	2,400,750
Telecom Italia SPA	2,000,000	4,422,978
Telefonica 02 Czech Republic	1,050,000	29,346,167
Telefonos de Mexico SA de CV (Telmex) ADR(1)	775,000	29,364,750
Telenor ASA(2)	850,000	16,588,405
TELUS Corp.(1)	600,000	35,352,000
Verizon Communications, Inc.	950,000	39,111,500
Windstream Corp.(1)	1,549,026	22,863,624
		$371,542,129
Utilities-Electric and Gas — 15.2%
CMS Energy Corp.(1)	2,300,000	$39,560,000
Constellation Energy Group, Inc.	520,000	45,328,400
Duke Energy Corp.(1)	800,000	14,640,000
Dynegy, Inc., Class A(2)	2,500,000	23,600,000
MDU Resources Group, Inc.	195,000	5,467,800
National Grid PLC	1,544,772	22,773,577
Public Service Enterprise Group, Inc.	352,668	30,957,197
Red Electrica de Espana	490,000	22,917,200
Sempra Energy	220,000	13,030,600
Suez SA ADR	330,000	18,915,600
TransAlta Corp.(1)	100,000	2,493,000
Wisconsin Energy Corp.	200,000	8,846,000
		$248,529,374
Water Utilities — 3.8%
Basin Water, Inc.(1)(2)	155,000	$1,348,500
Kelda Group PLC(3)(4)	663,256	0
Kelda Group PLC	510,196	9,607,035
Severn Trent PLC	300,000	8,277,826
United Utilities PLC	200,003	2,838,701
Veolia Environment ADR(1)	500,000	39,205,000
		$61,277,062
Wireless Telecommunication Services — 5.1%
Alltel Corp.	390,000	$26,344,500
China Netcom Group Corp. (Hong Kong), Ltd. ADR(1)	2,500	138,700
Cosmote Mobile Telecommunications S.A.	300,000	9,235,421

Security	Shares	Value
Wireless Telecommunication Services (continued)
Leap Wireless International, Inc.(2)	285,000	$24,082,500
Vodafone Group PLC ADR	706,687	23,765,884
		$83,567,005
Total Common Stocks (identified cost $1,139,917,179)		$1,627,193,296
Warrants — 0.0%
Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc., Exp. 12/10/07(2)	8,205	$1,395
		$1,395
Total Warrants (identified cost $0)		$1,395
Short-Term Investments — 17.5%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.30%(6)(7)	285,877	$285,877,275
Investment in Cash Management Portfolio, 4.82%(7)	$35	34,869
Total Short-Term Investments (identified cost, $285,912,144)		$285,912,144
Total Investments — 117.1% (identified cost $1,425,829,323)		$1,913,106,835
Other Assets, Less Liabilities — (17.1)%		$(278,926,965)
Net Assets — 100.0%		$1,634,179,870

ADR - American Depository Receipt

(1)  All or a portion of this security was on loan at June 30, 2007.

(2)  Non-income producing security.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Deferred shares.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $823,444 or 0.1% of the Portfolio's net assets.

(6)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(7)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2007.

See notes to financial statements

Utilities Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	76.6%	$1,252,254,132
United Kingdom	8.8	143,706,391
Canada	7.1	115,565,371
Spain	5.6	92,007,290
Germany	3.7	59,602,020
Czech Republic	3.2	52,453,623
Finland	2.9	46,852,780
France	2.7	44,645,335
Netherlands	1.7	28,143,819
Italy	1.7	27,423,843
Norway	1.0	16,588,406
Greece	1.0	16,194,130
Sweden	1.0	16,097,123
Switzerland	0.1	1,572,572
	117.1%	$1,913,106,835

See notes to financial statements

Utilities Portfolio as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Unaffiliated investments, at value including $274,940,889 of securities on loan (identified cost, $1,139,917,179)	$1,627,194,691
Affiliated investments, at value (identified cost, $285,912,144)	285,912,144
Receivable for investments sold	2,794,520
Interest and dividends receivable	6,132,254
Interest receivable from affiliated investment	85,446
Securities lending income receivable	75,411
Tax reclaims receivable	110,103
Total assets	$1,922,304,569
Liabilities
Collateral for securities loaned	$285,877,275
Demand note payable	1,200,000
Payable to affiliate for investment advisory fee	853,871
Payable to affiliate for Trustees' fees	6,393
Accrued expenses	187,160
Total liabilities	$288,124,699
Net Assets applicable to investors' interest in Portfolio	$1,634,179,870
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,146,867,478
Net unrealized appreciation (computed on the basis of identified cost)	487,312,392
Total	$1,634,179,870

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends (net of foreign taxes, $2,246,058)	$28,477,910
Interest	5,582
Securities lending income, net	1,148,680
Interest income allocated from affiliated investment	900,913
Expenses allocated from affiliated investment	(85,681)
Total investment income	$30,447,404
Expenses
Investment adviser fee	$4,718,417
Trustees' fees and expenses	13,240
Custodian fee	359,850
Legal and accounting services	25,601
Interest expense	6,076
Miscellaneous	3,765
Total expenses	$5,126,949
Net investment income	$25,320,455
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$61,647,490
Foreign currency transactions	(45,622)
Net realized gain	$61,601,868
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$102,889,868
Foreign currency	32,942
Net change in unrealized appreciation (depreciation)	$102,922,810
Net realized and unrealized gain	$164,524,678
Net increase in net assets from operations	$189,845,133

See notes to financial statements

Utilities Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$25,320,455	$31,434,945
Net realized gain from investment and foreign currency transactions	61,601,868	108,669,970
Net change in unrealized appreciation (depreciation) from investments and foreign currency	102,922,810	147,545,913
Net increase in net assets from operations	$189,845,133	$287,650,828
Capital transactions — Contributions	$275,334,551	$430,356,834
Withdrawals	(208,138,840)	(235,481,877)
Net increase in net assets from capital transactions	$67,195,711	$194,874,957
Net increase in net assets	$257,040,844	$482,525,785
Net Assets
At beginning of period	$1,377,139,026	$894,613,241
At end of period	$1,634,179,870	$1,377,139,026

See notes to financial statements

Utilities Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006		2005		2004		2003		2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.68	%(1)	0.68	%†	0.70	%†	0.72	%†	0.72	%†	0.73	%†
Expenses after custodian fee reduction	0.68	%(1)	0.68	%†	0.70	%†	0.72	%†	0.72	%†	0.73	%†
Interest expense	—	(1)(2)	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)
Net investment income	3.30	%(1)	2.87%		2.72%		3.16%		3.22%		3.40%
Portfolio Turnover	23%		76%		54%		59%		106%		146%
Total Return	13.35%		28.97%		20.68%		25.57%		26.44%		(12.13)%
Net assets, end of period (000's omitted)	$1,634,180		$1,377,139		$894,613		$625,639		$458,339		$351,078

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.

(1)  Annualized.

(2)  Represents less than 0.01%.

See notes to financial statements

Utilities Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Utilities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks total return by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2007, the Eaton Vance Utilities Fund held an approximate 99.9% interest in the Portfolio. Under normal circumstances the Portfolio invests at least 80% of its net assets in equity securities of utilities companies. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must

Utilities Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E  Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment advisory fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is payable monthly at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, 0.60% from $1 billion to $1.5 billion and at reduced rates as daily net assets exceed that level. However, BMR has contractually agreed to reduce its advisory fee to 0.65% of the Portfolio's average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.60% from $1 billion up to $1.5 billion and at reduced rates as daily net assets exceed that level. This contractual reduction which cannot be terminated or modified without Trustee and shareholder consent, was accepted by a vote of the Trustees on June 14, 2004. The

Utilities Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

portion of the advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended June 30, 2007, the Portfolio's advisory fee totaled $4,801,384 of which $82,967 was allocated from Cash Management and $4,718,417 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2007, the Portfolio's advisory fee, including the portion allocated from Cash Management, was 0.63% of the Portfolio's average daily net assets. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment advisory fee. Effective May 1, 2004, BMR has also agreed to reduce the investment advisory fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the six months ended June 30, 2007, there were no advisory fees waived for third party research services. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2007, no significant amounts have been deferred.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $457,219,849 and $352,348,120, respectively, for the six months ended June 30, 2007.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,426,442,656
Gross unrealized appreciation	$496,744,874
Gross unrealized depreciation	(10,080,695)
Net unrealized appreciation	$486,664,179

The net unrealized appreciation on foreign currency was $34,880 at June 30, 2007.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At June 30, 2007, the Portfolio had a balance outstanding pursuant to this line of credit of $1,200,000. The average daily loan balance for the six months ended June 30, 2007 was $203,315 and the average interest rate was 6.03%.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with IBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $5,921,106 for the six months ended June 30, 2007. At June 30, 2007, the value of the securities loaned and the value of the collateral amounted to $274,940,889 and $285,877,275, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as

Utilities Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

8  Subsequent Event

Effective August 15, 2007, the Board of Trustees approved a change in the name of the Utilities Portfolio to Dividend Builder Portfolio. Concurrent with the name change, the Portfolio will change its policy of investing at least 80% of net assets in equity securities of utilities companies to investing at least 80% of net assets in dividend-paying common stocks and dividend paying or interest-bearing securities that are convertible into common stock. The Portfolio will continue to invest at least 25% of its assets in equity securities of utilities companies. The name change is being made to allow the Portfolio to invest in a broader range of dividend-paying securities than the current policy permits. EVM believes that the greater investment flexibility afforded by these changes will allow the Portfolio to adapt to evolving market conditions, while reducing the risks associated with investing at least 80% of net assets in utilities securities.

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

During the period, the registrant’s Board designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Hayes retired from the Board effective July 1, 2007. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Utilities Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	August 10, 2007

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 10, 2007